Lease liabilities - Summary of remaining contractual maturities of the Group's lease liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	¥ 34,386	¥ 36,900	¥ 31,098
Non-current lease liabilities	¥ 21,198	26,059	22,309
Lease liabilities		62,959	53,407
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		36,900	31,098
After 1 year but within 2 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		20,883	15,658
After 2 years but within 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		¥ 5,176	¥ 6,651